Quarterly Report
January 31, 2025
MFS®  Lifetime®  2060 Fund
ML6-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.5%
MFS Inflation-Adjusted Bond Fund - Class R6	604,822	$5,449,445
MFS Total Return Bond Fund - Class R6	463,854	4,364,865
		$9,814,310
International Stock Funds – 28.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	155,442	$2,180,855
MFS Blended Research International Equity Fund - Class R6	1,787,149	24,072,898
MFS Emerging Markets Equity Fund - Class R6	61,451	2,190,106
MFS International Growth Fund - Class R6	176,192	7,655,550
MFS International Intrinsic Value Fund - Class R6	201,837	7,659,704
MFS International New Discovery Fund - Class R6	290,584	8,732,048
MFS Research International Fund - Class R6	377,519	8,716,913
		$61,208,074
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	2,947,039	$10,904,043
MFS Global Real Estate Fund - Class R6	670,243	10,864,642
		$21,768,685
U.S. Stock Funds – 55.4%
MFS Blended Research Core Equity Fund - Class R6	268,760	$10,070,432
MFS Blended Research Growth Equity Fund - Class R6	430,447	11,144,284
MFS Blended Research Mid Cap Equity Fund - Class R6	1,464,450	21,776,370
MFS Blended Research Small Cap Equity Fund - Class R6	356,795	5,426,845
MFS Blended Research Value Equity Fund - Class R6	747,520	11,975,275
MFS Growth Fund - Class R6	52,615	11,151,199
MFS Mid Cap Growth Fund - Class R6	328,840	10,950,382
MFS Mid Cap Value Fund - Class R6	330,993	10,869,817
MFS New Discovery Fund - Class R6 (a)	83,202	2,721,523
MFS New Discovery Value Fund - Class R6	144,902	2,714,019
MFS Research Fund - Class R6	169,010	10,076,347
MFS Value Fund - Class R6	237,358	11,960,487
		$120,836,980
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.41% (v)	4,369,415	$4,370,289
Total Mutual Funds		$217,998,338

Other Assets, Less Liabilities – 0.0%		7,984
Net Assets – 100.0%		$218,006,322
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $217,998,338.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the

Supplemental Information (unaudited) – continued
investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$217,998,338	$—	$—	$217,998,338
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,878,527	$1,738,316	$1,329,617	$103,114	$680,092	$10,070,432
MFS Blended Research Emerging Markets Equity Fund	1,962,390	484,975	400,039	12,768	120,761	2,180,855
MFS Blended Research Growth Equity Fund	9,823,647	1,650,403	2,475,638	342,473	1,803,399	11,144,284
MFS Blended Research International Equity Fund	21,368,026	4,304,683	2,984,590	84,839	1,299,940	24,072,898
MFS Blended Research Mid Cap Equity Fund	19,209,312	4,686,763	3,441,230	268,831	1,052,694	21,776,370
MFS Blended Research Small Cap Equity Fund	4,800,523	1,454,270	981,236	38,577	114,711	5,426,845
MFS Blended Research Value Equity Fund	10,600,697	2,818,099	1,514,807	11,507	59,779	11,975,275
MFS Commodity Strategy Fund	9,637,887	2,559,118	1,592,599	(376,401)	676,038	10,904,043
MFS Emerging Markets Equity Fund	1,963,085	482,082	420,828	7,577	158,190	2,190,106
MFS Global Real Estate Fund	9,625,899	2,856,043	2,010,714	(59,210)	452,624	10,864,642
MFS Growth Fund	9,810,297	2,374,119	2,076,180	155,981	886,982	11,151,199
MFS Inflation-Adjusted Bond Fund	4,645,899	1,524,626	755,587	(142,342)	176,849	5,449,445
MFS Institutional Money Market Portfolio	4,467,901	4,410,290	4,508,807	(29)	934	4,370,289
MFS International Growth Fund	6,746,491	1,539,062	1,088,353	13,205	445,145	7,655,550
MFS International Intrinsic Value Fund	6,733,969	2,006,871	866,241	(166,596)	(48,299)	7,659,704
MFS International New Discovery Fund	7,757,775	2,445,018	1,094,932	(105,551)	(270,262)	8,732,048
MFS Mid Cap Growth Fund	9,576,214	1,890,766	1,478,019	43,718	917,703	10,950,382
MFS Mid Cap Value Fund	9,665,948	2,555,455	1,612,975	61,865	199,524	10,869,817
MFS New Discovery Fund	2,397,748	452,288	431,910	(10,930)	314,327	2,721,523
MFS New Discovery Value Fund	2,411,586	677,746	547,279	19,408	152,558	2,714,019
MFS Research Fund	8,870,494	1,796,699	1,227,822	43,805	593,171	10,076,347
MFS Research International Fund	7,728,444	1,704,193	971,451	5,984	249,743	8,716,913
MFS Total Return Bond Fund	3,496,418	1,417,960	630,988	(55,696)	137,171	4,364,865
MFS Value Fund	10,621,334	2,782,846	1,715,350	5,684	265,973	11,960,487
	$192,800,511	$50,612,691	$36,157,192	$302,581	$10,439,747	$217,998,338
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$227,697	$686,387
MFS Blended Research Emerging Markets Equity Fund	54,046	—
MFS Blended Research Growth Equity Fund	139,316	375,189
MFS Blended Research International Equity Fund	790,560	283,615
MFS Blended Research Mid Cap Equity Fund	695,467	1,294,962
MFS Blended Research Small Cap Equity Fund	81,762	276,629

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Blended Research Value Equity Fund	$409,061	$729,995
MFS Commodity Strategy Fund	354,639	—
MFS Emerging Markets Equity Fund	55,476	—
MFS Global Real Estate Fund	261,505	—
MFS Growth Fund	15,964	1,220,369
MFS Inflation-Adjusted Bond Fund	193,985	—
MFS Institutional Money Market Portfolio	174,316	—
MFS International Growth Fund	120,632	316,164
MFS International Intrinsic Value Fund	164,735	683,567
MFS International New Discovery Fund	227,532	364,336
MFS Mid Cap Growth Fund	—	667,067
MFS Mid Cap Value Fund	184,888	810,571
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	72,666	84,376
MFS Research Fund	83,089	822,054
MFS Research International Fund	178,636	—
MFS Total Return Bond Fund	130,443	—
MFS Value Fund	170,670	767,686
	$4,787,085	$9,382,967
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